Acquisitions and disposals (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Fair value of identifiable assets and assumed liabilities:
Cash and cash equivalents	$ 100,926		$ 89,304	$ 85,938	$ 73,012
Inventories	9,070		6,403
Biological assets	2,773		3,795
Property, plant and equipment	59,956		54,106	$ 52,073
Trade and other payables	(38,809)		(35,129)
Borrowings	(98,389)		(80,384)
Payroll and social security liabilities	4,685		3,802
Provisions	(2,443)		(2,477)
Deferred income tax liabilities	(19,882)		6,217
Non-controlling interest	$ 96,994		$ 103,159
Cresca S.A. [Member]
Fair value of identifiable assets and assumed liabilities:
Cash and cash equivalents		$ 16
Trade and other receivables		387
Inventories		22
Biological assets		74
Taxes and contributions to recover		45
Group of assets held for sale		362
Property, plant and equipment		3,365
Trade and other payables		(297)
Borrowings		(1,884)
Taxes to pay		(9)
Payroll and social security liabilities		(43)
Provisions		(1)
Deferred income tax liabilities		(423)
Total identifiable net assets		1,614
Non-controlling interest
Key pending allocation		63
Total consideration		$ 1,677